Consolidated Balance Sheets (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 54,576	$ 179,132	$ 75,774
Prepaid expenses and other current assets	23,951	17,424	2,052
Inventory	23,123
Total current assets	101,650	196,556	77,826
Property and equipment, net of accumulated depreciation	27,899	31,273
Deferred financing cost, net of amortization	65,281
Other assets	11,136	1,704
TOTAL ASSETS	205,966	229,533	77,826
Current liabilities:
Accounts payable and accrued expenses	112,131	27,482	2,156
Unearned revenue	59,528	35,000
Convertible note payable, net of discount of 464,892 and 0, respectively	78,587
Derivative liability	499,767
Stock payable	46,584
Total current liabilities	796,597	62,482	2,156
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.0001 par value; 50,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.0001 par value, 500,000,000 shares authorized	37,802	37,802	37,432
Additional paid in capital (deficiency)	1,568,745	1,568,745	569,115
Deficit accumulated during the development stage	(2,195,436)	(1,441,395)	(530,877)
Accumulated other comprehensive income	(1,742)	1,899
Accumulated deficit	(2,195,436)	(1,441,395)	(530,877)
Total stockholders' equity	(590,631)	167,051	75,670
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 205,966	$ 229,533	$ 77,826